Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 6,979	$ 9,384
Fair value	6,979	9,384
Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	362	872
Fair value	362	872
Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	2,613	649
Fair value	2,613	649
Holdback Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,523
Fair value	1,523
Current Portion Of Lease Obligations
Disclosure of detailed information about financial instruments [line items]
Carrying amount	367	240
Fair value	367	240
Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	336	1,176
Fair value	335	1,176
Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,132	1,655
Fair value	1,132	1,655
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,080	849
Fair value	1,080	849
Current portion of contingent consideration | Financial liabilities measured at FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,925
Fair value	1,925
Contingent consideration | Financial liabilities measured at FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount	51
Fair value	51
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount	2,716	12,965
Fair value	2,716	12,965
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,394
Fair value	1,394
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	5,253	10,216
Fair value	5,253	10,216
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	156	39
Fair value	$ 156	$ 39